Form 13F Cover Page

Report for the Calendar Year or Quarter Ended  June 30, 2000

Check here if Amendment  [ ]:
Amendment Number:

This Amendment Check only one.:
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name                 Nvest Funds Management, L.P.
Address              399 Boylston Street
                     Boston, MA  02116

Form 13F File Number  28-5788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John E. Pelletier
Title:  Senior Vice President, General Counsel, Secretary and Clerk
Phone:  617 578-1132

Signature, Place, and Date of Signing:

/s/ John E. Pelletier
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Signature

Boston, MA
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City, State

August 11, 2000
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Date

Report Type
Check only one:

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                       13F File
Name                                                   Number
-----                                                  --------
Back Bay Advisors, L.P.                                28-2619
Harris Associates L.P.                                 28-2013
Janus Capital Corporation                              28-1343
Jurika & Voyles, L.P.                                  28-2899
Kobrick Funds LLC                                      28-05351
Loomis, Sayles & Company, L.P.                         28-398
Montgomery Asset Management, L.P.                      28-6764
RS Investment Management, L.P.                         28-5452
Westpeak Investment Advisors, L.P.                     28-4372
Vaughan, Nelson, Scarborough & McCullough, L.P         28-5840